Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Non-cash Investing and Financing Activities

Supplemental cash flow information for the years ended December 31, 2015, 2016 and 2017 is as follows:

(In millions of won)
	2015		2016	2017
Non-cash investing and financing activities:
Changes in other accounts payable arising from the purchase of property, plant and equipment	~~W~~	182,424	809,406	632,355